Legal and administrative proceedings (Details 2) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 7,605	$ 7,218
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	2,483	2,111
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	372	376
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	2,163	1,201
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 12,623	$ 10,906